Servicing Activities and Mortgage Servicing Rights Fair Value Portfolio Characteristics (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Servicing Assets at Fair Value [Line Items]
Outstanding Principal Balance On Loans Serviced	$ 59,492,239		$ 49,422,104
Residential Mortgage [Member]
Servicing Assets at Fair Value [Line Items]
Outstanding Principal Balance On Loans Serviced	59,492,000		49,422,000
Mortgage Servicing Rights [Member] | Residential Mortgage [Member]
Servicing Assets at Fair Value [Line Items]
Outstanding Principal Balance On Loans Serviced	$ 52,816,000		$ 42,373,000
Gross Weighted-Average Coupon	4.46%		4.66%
Weighted-Average Servicing Fee	0.29%		0.30%
Expected Prepayment Speed	14.87%	[1]	19.73%	[1]

[1]	(1) The prepayment speed assumptions include a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset.